ACCOUNTS PAYABLE AND OTHER (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Trade payables	$ 3,057	$ 3,314
Regulatory liabilities (Note 11)	153	696
Contract liabilities	129	61
Fair value of derivative contracts (Note 25)	72	115
Other	405	358
Accounts payable and other	$ 3,816	$ 4,544